Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate and PRC Statutory Income Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2024, 2023 and 2022 applicable to the PRC operations to income tax expenses is as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.1)%	(0.20)%	0.00%
Effect of additional deduction of research and development expense	3.50%	4.80%	0.70%
Effect of income tax exemptions and reliefs	(2.60)%	(8.00)%	2.90%
Recovery from deferred income tax assets	3.30%	5.20%	5.50%
Effect of valuation allowance on deferred income tax assets	(34.10)%	(27.10)%	(28.00)%
Income tax difference under different tax jurisdictions	5.00%	4.30%	(6.10)%
Others	0.20%	(1.40)%	-
Total	0.20%	2.60%	(0.00)%

Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2024	2023	2022
Current income tax expense	$-	$-	$7,666
Deferred tax benefit	(42,545)	(1,031,461)	(80,599)
Income taxes benefit	$(42,545)	$(1,031,461)	$(72,933)

Schedule of Deferred Tax Assets and Liabilities

For the purpose of presentation in the consolidated balance sheets, deferred income tax assets and liabilities have been offset. Significant components of deferred tax assets and liabilities are as follows:

	As of December 31,	As of December 31,
	2024	2023
Provision for doubtful accounts	$1,945,535	$2,007,749
Net operating loss carryforward	45,769,678	30,276,268
Impairment of VAT recoverable, inventory write-down and others	5,617,458	5,835,385
	53,332,671	38,119,402
Less: valuation allowance	(53,332,671)	(38,119,402)

Deferred tax assets	$-	$-

Intangible assets acquired from business combination transaction	$293,847	-
Property, plant and equipment	32,605	$74,225
Deferred tax liabilities	$326,452	$74,225

Total deferred tax liabilities	$326,452	$74,225

Schedule of Cumulative Net Operating Loss of Major Tax Jurisdictions and the Year of Expiration

The amounts of cumulative net operating loss in 2024 of major tax jurisdictions and the year of expiration are as follows:

Tax Jurisdiction	Amount in US$ (in thousands)	Earliest year of expiration if not utilized
PRC	177,767	2025
Hong Kong	33,216	No expiration
Australia	17,732	No expiration
Singapore	3,838	No expiration
United States	6,878	No expiration
Others	2	Depending on different countries and regions